SCHEDULE OF TOTAL ASSETS CAPITAL EXPENDITURES AND DEPRECIATION AND AMORTIZATION EXPENSE (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Assets	$ 30,195,866				$ 30,195,866				$ 22,175,474		$ 7,407,967
Capital expenditures	142,629				1,060,974		$ 173,626		657,445		3,349,628
Depreciation and amortization	528,026		412,990		1,212,177		781,546		929,454	[1]	325,382	[1]
Trucking [Member]
Assets	27,625,323				27,625,323				8,804,653		7,407,967
Capital expenditures	142,629				1,060,974		173,626		643,100		3,349,628
Depreciation and amortization	350,417	[2]	142,145	[2]	683,210	[2]	368,456	[2]	492,770	[1]	325,382	[1]
Digester [Member]
Assets	2,375,547				2,375,547				13,122,976
Capital expenditures									14,345
Depreciation and amortization	177,609		270,845		528,967		413,090		436,684	[1]		[1]
Corporate Segment and Other Operating Segment [Member]
Assets	194,996				194,996				247,845
Capital expenditures
Depreciation and amortization										[1]		[1]

[1]	Depreciation expense of $
[2]	Depreciation and amortization expense of $